WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2024
WARRANT LIABILITIES
WARRANT LIABILITIES

NOTE 9 – WARRANT LIABILITIES

The Company accounts for its outstanding Series A Warrants as liabilities on the balance sheet due to their derivative characteristics. These warrants are measured at fair value upon issuance and are subsequently remeasured at each reporting date, with changes in fair value recognized in the statement of operations. As of December 31, 2024, the fair value of the warrant liabilities was $1,424,932, which is presented as a current liability on the balance sheet. The Series A Warrants are set to expire on March 18, 2028.

Private Placement – 2024

On September 18, 2024, MDJM completed a private placement with twelve investors, issuing a total of 2,722,224 units at an offering price of $0.90 per unit, for total gross proceeds of approximately $2.45 million (the “Offering”). Each unit consists of one ordinary share of the Company, par value $0.001 per share (the “Ordinary Share”), one Series A warrant (the “Series A Warrant”), and one Series B warrant (the “Series B Warrant,” together with the Series A Warrant, the “Purchaser Warrants”).

The Series A Warrant entitles the holder to purchase one Ordinary Share at an exercise price of $1.35 per share, subject to downward adjustment to match the latest issuance price in the event of a dilutive issuance. The Series B Warrant is a compensatory warrant, designed to protect investors against potential share price declines. If the Company’s share price falls below the offering price, the Series B warrant allows the investor to receive additional Ordinary Shares such that the total number of shares issued is equal to the original investment amount divided by the lower of: (i) 90% of the lowest trading price during any ten-day period, or (ii) a floor price of $0.216 per share. The Purchaser Warrants are immediately exercisable upon issuance and expire three years and six months from the issuance date.

Classification of Series A and Series B Warrants as Liabilities

According to ASC 815-40-25, a financial instrument is classified as equity if it meets the following criteria: 1. Settlement in Issuer’s Own Shares: the instrument must be settled solely by delivering a fixed number of shares; and 2.Fixed-for-Fixed Rule: the instrument must have a fixed exercise price and entitles the holder to a fixed number of shares.

Series A Warrants have the following key characteristics:

●	Downward Adjustment Mechanism: The exercise price adjusts for future dilutive issuances.
●	Floor Price: $0.216 per share, which matches the floor price of the Series B Warrants.
●	Dilution of Units: The number of Series A Warrants increased from 2,722,224 to 17,013,901 due to the downward adjustment of the exercise price.

Therefore, the Series A Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, Series A Warrants with downward pricing adjustments linked to future events are treated as derivatives.

Series B Warrants have the following key characteristics:

●	Units Adjustment: The exercise price of Series B Warrants is $0.001 per unit. However, the number of units to be issued is variable and increases as the stock price declines. The number of shares is calculated by dividing the original issue price of $1.35 by the lower of (i) 90% of the lowest trading price over a specified period, or (ii) a floor price of $0.216 per share.
●	Compensatory Nature: Series B Warrants are compensatory in nature, designed to provide additional shares to investors if the share price declines below the offering price.
●	Dilution Protection: The warrants protect investors from dilution by mandating the issuance of additional shares to them when the market price falls.

Therefore, the Series B Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, Series B Warrants with downward pricing adjustments linked to future events are treated as derivatives.

Fair Value Measurements of Warrant Liabilities

Both Series A and Series B Warrants are classified as liabilities or derivatives and must be measured at fair value in accordance with ASC 815-10-45. The fair value measurement process involves the following steps:

1.	Initial Measurement: The Series A and Series B Warrants are measured at fair value at the time of issuance.
2.	Subsequent Measurement: The fair value of the Series A and Series B Warrants is re-measured at each reporting date.
3.	Changes in Fair Value: Any changes in fair value are recognized in earnings on the income statement for the relevant reporting period.
4.	Derivative Impact: As derivatives, the Series A and Series B Warrants require ongoing fair value adjustments based on stock price changes and other relevant factors. This remeasurement process is essential for capturing the financial impact of the warrants’ reset and adjustment features.

The Company uses the Black-Scholes option pricing model to determine the fair value of the warrants. The key inputs used in the model include:

●	Expected Volatility: 119.17%, based on the historical volatility of the Company’s closing stock price since inception.
●	Risk-Free Interest Rate: 3.375%, derived from the yield on three-year U.S. Treasury notes.
●	Exercise Price: $0.216, which is the floor price established in the warrant agreements.
●	Term: 3.5 years (42 months), reflecting the contractual life of the warrants.

These inputs are critical in determining the fair value of the warrants and are reassessed at each reporting date to ensure accuracy and compliance with ASC 815 requirements. The following table provides a summary of the assessment for Series A and Series B Warrants.

Summary of the Assessment of Series A Warrants
Assessments	Units	FMV	Date/Period
Initial - when issuing	2,722,224	$1,064,287	9/18/2024
Subsequent share price change	14,291,677	399,759	11/07/2024 to 12/18/2024
Exercise of 1,038,889 units of A Warrants	(1,038,889)	(89,396)	11/07/2024 to 12/18/2024
Loss on Series A Warrant valuation at 12/31/2024	—	50,282	12/31/2024
Balance at December 31, 2024	15,975,012	$1,424,932

The valuation of the Series A Warrants resulted in a loss of $450,042 for the year ended December 31, 2024, which was recognized in the statement of operations.

Summary of the Assessment of Series B Warrants
Assessments	Units	FMV	Date
Initial - when issuing	2,722,224	$722,539	9/18/2024
Subsequent share price change	5,835,330	43,232	10/31/2024
Exercise of Series B Warrants in full	(8,557,554)	(765,771)	10/31/2024
Balance at December 31, 2024	—	$—

The valuation of the Series B Warrants resulted in a loss of $43,232 for the year ended December 31, 2024, which was recognized in the statement of operations.